Long-term and Short-term Debt (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2037	Dec. 01, 2037	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 11, 2015	Nov. 13, 2015	Mar. 05, 2015	Apr. 10, 2014	Dec. 31, 2010
Debt Instrument [Line Items]
Short-term Debt, Weighted Average Interest Rate	1.32%	0.15%	0.10%
Debt Instrument, Face Amount	$ 3,200,000,000	$ 3,200,000,000
Debt Issuance Costs, Gross																$ 10,000,000
Early Repayment of Senior Debt			$ 200,000,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	69,000,000	74,000,000
Long Term Debt Aggregate Maturities, Year One	1,000,000,000
Long Term Debt Aggregate Maturities, Year Two	1,000,000,000
Long Term Debt Aggregate Maturities, Year Three	1,000,000,000
Long Term Debt Aggregate Maturities, Year Four	838,000,000
Long Term Debt Aggregate Maturities, Year Five	998,000,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	11,500,000,000
Interest Expense, Debt	$ 874,000,000	890,000,000	$ 871,000,000
Other Notes MPEH [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 11, 2020
Debt Issuance Costs, Gross															$ 6,000,000
Long-term Debt															350,000,000
Debt Instrument, Description of Variable Rate Basis	three-month LIBOR plus 3.70%
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 100,000,000														$ 100,000,000
Senior notes
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			5.875%
Long-term Debt	15,505,000,000	16,927,000,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	62,000,000	67,000,000
Consolidated Securitization Entities [Member]
Debt Instrument [Line Items]
Long-term Debt	12,000,000	11,000,000
Committed Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	11,500,000,000
Fees associated with credit facilities	27,000,000	29,000,000	$ 24,000,000
General Credit Facility [Member]
Line of Credit Facility [Line Items]
Fees associated with credit facilities	$ 15,000,000	13,000,000	$ 12,000,000
General Credit Facility Amended [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Dec. 20, 2021
General Credit Facility Amended 1 [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Dec. 20, 2022
General Credit Facility Three [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	May 30, 2019
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,000,000,000
Unused Commitments	3,270,000,000
Letters of Credit Outstanding, Amount	$ 730,000,000
Committed Credit Facility Three [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Dec. 28, 2024
Line of Credit Facility, Maximum Borrowing Capacity	$ 400,000,000
Unused Commitments	45,000,000
Letters of Credit Outstanding, Amount	$ 355,000,000
Committed Credit Facility Four [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Jun. 20, 2018
Line of Credit Facility, Maximum Borrowing Capacity	$ 425,000,000
Unused Commitments	0
Letters of Credit Outstanding, Amount	$ 425,000,000
Committed Credit Facility Six [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Dec. 31, 2037
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,896,000,000
Line of Credit Facility, Current Borrowing Capacity	2,400,000,000
Unused Commitments	635,000,000
Letters of Credit Outstanding, Amount	$ 2,261,000,000
Senior Debt 500 Million November 2025 [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount																$ 500,000,000
Debt Instrument, Maturity Date	Nov. 13, 2025
Debt Instrument, Interest Rate, Stated Percentage																3.60%
Senior Debt 750 Million May 2046 [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount																$ 750,000,000
Debt Instrument, Maturity Date	May 13, 2046
Debt Instrument, Interest Rate, Stated Percentage																4.60%
Senior Debt $500 Million March 2025 [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount																	$ 500,000,000
Debt Instrument, Maturity Date	Mar. 01, 2025
Debt Instrument, Interest Rate, Stated Percentage																	3.00%
Senior Debt $1.0 Billion March 2045 [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount																	$ 1,000,000,000
Debt Instrument, Maturity Date	Mar. 01, 2045
Debt Instrument, Interest Rate, Stated Percentage																	4.05%
Senior Debt March 2015 [Member]
Debt Instrument [Line Items]
Debt Issuance Costs, Gross																	$ 12,000,000
Senior Debt $750M Maturing August 2042 [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount																		$ 1,000,000,000
Debt Instrument, Maturity Date	Apr. 10, 2024
Debt Instrument, Interest Rate, Stated Percentage																		3.60%
Debt Issuance Costs, Gross																		$ 5,000,000
Senior Debt Series E Tranche 1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 15, 2017
Debt Instrument, Interest Rate, Stated Percentage			1.903%
Senior Debt Series E Tranche 2 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 15, 2044
Debt Instrument, Interest Rate, Stated Percentage			4.721%
Scenario, Forecast [Member] | General Credit Facility Three [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity													$ 3,000,000,000
Scenario, Forecast [Member] | Committed Credit Facility Three [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 0	$ 260,000,000	$ 310,000,000	$ 360,000,000	$ 380,000,000
Scenario, Forecast [Member] | Committed Credit Facility Four [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity											$ 0	$ 200,000,000		$ 395,000,000
Scenario, Forecast [Member] | Committed Credit Facility Six [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 0	$ 2,000,000,000
American Life Insurance Company (''American Life'') and Delaware American Life Insurance (''DelAm'') [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																			$ 3,000,000,000
Debt Instrument, Fair Value																			$ 3,000,000,000
Redemption Of Debt [Member] | Senior notes
Debt Instrument [Line Items]
Debt Instrument, Maturity Date			Nov. 21, 2033
Brighthouse Financial, INC [Member] | Committed Credit Facility [Member]
Line of Credit Facility [Line Items]
Fees associated with credit facilities	$ 69,000,000	$ 61,000,000	$ 71,000,000